Discontinued Operations (Notes)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operation
On March 15, 2016, the Company completed the sale of TPI for $55,070 in cash, subject to customary working capital adjustments. Under the terms of the sale, $1,500 of the purchase price has been placed into escrow pending adjustment based upon final calculation of the working capital at closing.
Summarized results of the discontinued operation were as follows:

	Year Ended December 31,
	2015	2014	2013
Net sales	$132,821	$138,165	$134,768
Cost of materials	93,405	97,981	95,953
Operating costs and expenses	32,994	33,830	34,537
Interest expense(a)	1,457	712	181
Income from discontinued operations before income taxes	$4,965	$5,642	$4,097
Income tax expense	1,949	2,312	1,756
Income from discontinued operations, net of income taxes	$3,016	$3,330	$2,341
(a)Interest expense was allocated to the discontinued operation based on the debt that was required to be paid as a result of the sale of TPI.
Major classes of assets and liabilities of the discontinued operation at were as follows:

	December 31,
	2015	2014
Current assets of discontinued operations:
Accounts receivable	$16,688	$19,294
Inventories	19,353	19,320
Prepaid expenses and other current assets	1,099	1,033
Current assets of discontinued operations	$37,140	$39,647
Noncurrent assets of discontinued operations:
Goodwill	$12,973	$12,973
Property, plant and equipment, at cost	26,979	26,393
Less: accumulated depreciation	(20,147)	(19,101)
Noncurrent assets of discontinued operations	$19,805	$20,265
Current liabilities of discontinued operations:
Accounts payable	$10,666	$8,055
Accrued and other current liabilities	492	1,533
Current liabilities of discontinued operations	$11,158	$9,588